Retirement-Related Benefits - Contributions, Defined Contribution Plans (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement-Related Benefits
Cash contribution by employer to defined contribution plans	$ 1.0	$ 1.0
Estimated future employer contributions to defined contribution plans in next fiscal year	$ 1.0